Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2022
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 6 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Disaggregated revenues:

	Six months ended June 30,		Three months ended June 30,
	2022	2021	2022	2021
Revenues from licensing agreement (See note 5)	$-	$14,000	$-	$-
Revenues from the sales of goods	132	1,145	66	691
Revenues from rendering of services	-	46	-	-
Total revenues	$132	$15,191	$66	$691

b.	Revenues by geographic area were as follows:

	Six months ended June 30,		Three months ended June 30,
	2022	2021	2022	2021
United states and Canada	$74	$14,603	$41	$193

Europe and others	58	588	$25	498

Total	$132	$15,191	$66	$691

c.	Revenue recognized in the reporting period that was included in the deferred revenues balance at the beginning of the period is $32 for the six months period ended June 30, 2022 and $207 and $164 for the six and three months period ended June 30, 2021, respectively.

d.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,						Three months ended June 30,
	2022			2021			2022			2021

Customer A	$	*	)		$14,364			$9			$161

Customer B		$-		$	*	)		$-			$440

Customer C		$64		$	*	)		$32			$-

Customer D		$37		$	*	)	$	*	)	$	*	)

*)	Less than 10%.